Trade Names and Other Intangible Assets-Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Trade Names and Other Intangible Assets-Net

9. TRADE NAMES AND OTHER INTANGIBLE ASSETS—NET

Trade names-net are comprised of the following at December 31, 2012:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names—indefinite lives		$157,000	$—	$157,000
Trade names—definite lives	10 years	11,000	3,392	7,608

Total		$168,000	$3,392	$164,608

Trade names-net are comprised of the following at December 31, 2011:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Trade names—indefinite lives		$157,000	$—	$157,000
Trade names—definite lives	10 years	11,000	2,291	8,709

Total		$168,000	$2,291	$165,709

Other intangible assets-net at December 31, 2012, consisted of the following:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Favorable lease asset	39 years	$18,200	$1,397	$16,803
Reseller agreements	8.11 years	22,300	8,483	13,817
Non-compete agreement	5 years	500	—	500

Total		$41,000	$9,880	$31,120

Other intangible assets-net at December 31, 2011, consisted of the following:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Favorable lease asset	39 years	$18,200	$934	$17,266
Reseller agreements	8.11 years	22,300	5,729	16,571

Total		$40,500	$6,663	$33,837

Total amortization was approximately $4,300 for the years ended December 31, 2012, 2011, and 2010. The total weighted average amortization period of all finite-lived intangibles is 19.3 years. Total expected amortization of the finite-lived intangible assets for the succeeding five years and thereafter is as follows:

Years Ending December 31
2013	$4,418
2014	4,418
2015	4,418
2016	4,418
2017	4,213
Thereafter	16,843

$38,728